DISPOSAL OF SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2018
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
DISPOSAL OF SUBSIDIARIES AND AFFILIATES

NOTE 45 - DISPOSAL OF SUBSIDIARIES AND AFFILIATES

45.1 Sale of the subsidiaries - Cepisa, Ceron, Eletroacre and Boa Vista

As described in note 44, the subsidiaries Cepisa, Ceron, Eletroacre and Boa Vista, previously classified as held for sale, had their tenders effected on July 26, 2018 and August 30, 2018. The sales of these subsidiaries were completed on October 17, October 30, December 6 and December 10, 2018, respectively, with the signing of the contracts for the purchase and sale of shares in accordance with the schedule established in the privatization auction.

As a consequence of the divestment process of the subsidiaries, Energisa S.A. acquired the shareholding control of approximately 90% of Ceron and 87.61% of Eletroacre, Equatorial Energia S.A. acquired 89.94% of the total capital of CEPISA and the Consortium Oliveira Energia acquired approximately 90% of Boa Vista.

Eletrobras received, for the sale of the four distributors mentioned above, the amount of R$ 200 related to said sale in which there was a positive effect in the result for the year of R$ 2,967,098. Below is the effect of the sale of each company:

	Distribution
	Cepisa	Ceron	Eletroacre	Boa Vista	Total

Adjusted distributor Net equity	(1,110,392)	(1,109,778)	(323,288)	(423,439)	(2,966,897)
Amount of the sale (gain)	50	50	50	50	200
Effect on the sale of equity interests	1,110,442	1,109,828	323,338	423,489	2,967,097

The main assets and liabilities of the aforementioned distributors on the respective dates of disposal of their shareholding control are listed below:

	Distribution
	Cepisa	Ceron	Eletroacre	Boa Vista

Customers	655,532	304,564	144,756	199,583
Taxes and social contributions	25,951	79,016	8,617	27,636
Reimbursement right	17,952	133,582	23,846	292,563
Financial assets	906,818	1,272,933	493,869	220,946
Fixed assets	39,769	31,383	7,874	14,928
Intangible assets	106,253	67,728	41,654	24,532
Other assets	1,547,090	1,102,190	351,207	476,165
Total alienated assets	3,299,365	2,991,396	1,071,823	1,256,353
Suppliers	(296,040)	(1,517,404)	(342,459)	(858,957)
Loans and financing	(3,033,390)	(977,705)	(588,684)	(543,741)
Taxes and social contributions	(398,888)	(207,882)	(178,541)	(66,396)
Provisions for contingencies	(196,269)	(974,067)	(159,844)	(37,340)
Other liabilities	(517,722)	(435,831)	(149,102)	(198,946)
Total alienated liabilities	(4,442,309)	(4,112,889)	(1,418,630)	(1,705,380)

Net assets of liabilities	(1,142,944)	(1,121,493)	(346,807)	(449,026)

The amounts of cash and cash equivalents of subsidiaries whose control was lost, net of the respective consideration received in the privatization process, can be observed as follows:

	Cepisa	Ceron	Eletroacre	Boa Vista
Amount received in cash from the disposal	50	50	50	50
Cash and cash equivalents alienated	(32,552)	(11,715)	(23,519)	(25,587)
Net cash from disposals	(32,502)	(11,665)	(23,469)	(25,537)

45.2 - Sale of the subsidiary - CELG D

On February 14, 2017, the contract to buy and sell CELG D Shares between Eletrobras, Companhia Celg de Participações - CELGPAR and ENEL BRASIL S/A was signed, according to the established schedule. On that date, Eletrobras received the amount of R$ 1,065,266 related to said sale and recognized a gain in the result for the year of R$ 1,524,687.

The main assets and liabilities of CELG-D on the date of disposal of its shareholding control are listed below:

Distribution
CELG D
Customers	988,093
Taxes and social contributions	149,570
Financial asset	62,296
PP&E	44,983
Intangible asset	2,065,418
Other assets	1,019,709
Total alienated assets	4,330,069

Suppliers	(1,467,436)
Loans and financing	(1,085,476)
Taxes and social contributions	(277,612)
Provisions for contingencies	(669,729)
AFAC	—
Other liabilities	(1,674,760)
Total alienated liabilities	(5,175,013)
Net assets of liabilities	(844,944)

The amount of cash and cash equivalents of CELG D, net of the respective consideration received in the privatization process, can be observed as follows:

CELG D
Amount received in cash from the disposal	1,065,266
Cash and cash equivalents alienated	(76,144)
Net cash from disposals	989,122